UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
APRIL 30, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.8%

	Shares	Value
CONSUMER DISCRETIONARY — 13.9%
Charter Communications, Cl A *	7,457	$2,573,858
Comcast, Cl A	66,300	2,598,297
Time Warner	14,100	1,399,707

		6,571,862

ELECTRIC UTILITIES — 17.0%
Edison International	24,800	1,983,256
Eversource Energy	29,940	1,778,436
NextEra Energy	18,000	2,404,080
Portland General Electric	40,800	1,849,872

		8,015,644

ENERGY — 22.0%
Chevron	10,700	1,141,690
EOG Resources	14,600	1,350,500
EQT	25,300	1,470,942
Helmerich & Payne	17,000	1,030,880
Marathon Petroleum	33,000	1,681,020
Pioneer Natural Resources	12,700	2,196,973
TransCanada	33,000	1,532,520

		10,404,525

GAS — 7.5%
Atmos Energy	23,800	1,928,276
Targa Resources	29,300	1,615,309

		3,543,585

INDUSTRIALS — 2.7%
Kansas City Southern	14,000	1,260,980

MULTI-UTILITIES — 15.4%
CMS Energy	41,700	1,893,180
DTE Energy	17,650	1,846,014
NiSource	75,400	1,828,450
Sempra Energy	15,000	1,695,300

		7,262,944

REAL ESTATE — 9.2%
American Tower, Cl A REIT	11,400	1,435,716
Crown Castle International REIT	16,500	1,560,900
Uniti Group REIT	48,500	1,331,810

		4,328,426

TELECOMMUNICATION SERVICES — 6.1%
BCE	33,000	1,503,810

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — continued
Zayo Group Holdings *	39,100	$1,371,237

		2,875,047

WATER UTILITIES — 5.0%
American Water Works	29,400	2,344,944

TOTAL COMMON STOCK (Cost $36,870,032)		46,607,957

SHORT-TERM INVESTMENT (A) — 1.2%
SEI Daily Income Trust Treasury II Fund, Cl F, 0.550% (Cost $576,476)	576,476	576,476

TOTAL INVESTMENTS— 100.0% (Cost $37,446,508) †		$47,184,433

Percentages are based on Net Assets of $47,182,321.

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $37,446,508, and the unrealized appreciation and depreciation were $10,175,826 and $(437,901), respectively.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl	—	Class
REIT	—	Real Estate Investment Trust

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-2600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 29, 2017